SCHEDULE OF SHARE BASED PAYMENT AWARD MODEL INPUTS OPTIONS GRANTED (Details) - $ / shares	Mar. 14, 2023	Nov. 22, 2022	Sep. 20, 2022	Aug. 01, 2022	Jan. 31, 2022	Aug. 31, 2021	Apr. 15, 2021
Grant date share price	$ 2.5	$ 6.3	$ 5	$ 5	$ 4.8	$ 4.9	$ 7.7
Exercise share price	$ 2.5	$ 6.3	$ 5	$ 5	$ 8.0	$ 4.9	$ 7.9
Vesting periods	25% over four years	Fully vested	100% in one year	25% each quarter	1.25m options vest 33% each year and 7.5m options have developmental milestone performance conditions	25% each year	25% each year
Risk free rate	3.20%	3.16%	3.26%	1.47%	0.97%	0.30%	0.35%
Expected volatility	125.00%	68.30%	81.80%	81.20%	83.00%	77.70%	80.20%
Option life	4 years	2 years	2 years	2 years	5 years	5 years	5 years